CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Current assets
Cash and cash equivalents	$ 44,284	$ 63,149
Restricted cash	13,276	89,225
Trade and other receivables	81,327,991	116,228,901
Inventories	5,282,737	5,880,881
Total current assets	86,668,288	122,262,156
Non-current assets
Property, plant and equipment, net	46,608,189	51,064,565
Land use rights	2,032,547	2,125,665
Deferred tax assets	610,473	691,764
Total Non current assets	49,251,209	53,881,994
Total assets	135,919,497	176,144,150
Current liabilities
Trade and other payables	13,131,216	21,194,399
Advances from customers	4,423,090	6,225,058
Bank borrowings	66,414,123	68,313,619
Income tax payables	187,261	191,284
Deferred tax liabilities	633,409	667,851
Dividends payable	35,000,000	35,000,000
Warrants liabilities	518,748	1,049,847
Total current liabilities	120,307,847	132,642,058
Total liabilities	120,307,847	132,642,058
Capital and reserves
Ordinary shares, $0.0001 par value share, 150,000,000 shares authorized 11,061,679 and 9,618,852 shares issued and outstanding at June 30, 2017 and 2016 respectively	1,106	962
Preferred shares, par value $0.0001 per share, 5,000,000 shares authorized; none issued or outstanding	0	0
Additional paid-in capital	47,959,263	45,540,719
Statutory reserves	7,180,500	7,180,500
Accumulated losses	(35,389,829)	(6,962,585)
Accumulated other comprehensive income	(4,139,390)	(2,257,504)
Total equity	15,611,650	43,502,092
Total liabilities and equity	$ 135,919,497	$ 176,144,150